As filed with the Securities and Exchange Commission on December 21, 1995

                                        Securities Act Registration No. 33-33477
                                Investment Company Act Registration No. 811-6047
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 10 [X]

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                              AMENDMENT NO. 11 [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                                   ----------
                       PRUDENTIAL MULTI-SECTOR FUND, INC.
               (Exact name of registrant as specified in charter)

                                ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices) (Zip Code)
                                   ----------
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250
                               S. JANE ROSE, ESQ.
                                ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
                     (Name and Address of Agent for Service)
                                   ----------
                                    COPY TO:
                              PAUL H. DYKSTRA, ESQ.
                            GARDNER, CARTON & DOUGLAS
                                  QUAKER TOWER
                             321 NORTH CLARK STREET
                          CHICAGO, ILLINOIS 60610-4795
                                   ----------
      APPROXIMATE DATE OF PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     It is proposed that this filing will become effective (check appropriate box):

        [ ] immediately upon filing pursuant to paragraph (b)

        [ ] on (date) pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [X] on March 4, 1996 pursuant to paragraph (a)(1)

        [ ] 75 days after filing pursuant to paragraph (a)(2)

        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS PREVIOUSLY REGISTERED AN INDEFINITE NUMBER OF SHARES OF COMMON STOCK, PAR VALUE $.001 PER SHARE. THE REGISTRANT FILED A NOTICE UNDER SUCH RULE FOR ITS FISCAL YEAR ENDED APRIL 30, 1995 ON OR ABOUT JUNE 29, 1995.
================================================================================

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                            LOCATION
-------------                                            --------
PART A
Item 1. Cover Page ....................................  Cover Page
Item 2. Synopsis ......................................  Fund Expenses
Item 3. Condensed Financial Information ...............  Fund Expenses;
                                                         Financial Highlights;
                                                         How the Fund Calculates
                                                         Performance
Item 4. General Description of Registrant .............  Cover Page; Fund
                                                         Highlights; How the
                                                         Fund Invests; General
                                                         Information
Item 5. Management of Fund ............................  Financial Highlights;
                                                         How the Fund is
                                                         Managed; General
                                                         Information
Item 6. Capital Stock and Other Securities ............  Taxes, Dividends and
                                                         Distributions; General
                                                         Information
Item 7. Purchase of Securities Being Offered ..........  Shareholder Guide; How
                                                         the Fund Values Its
                                                         Shares
Item 8. Redemption or Repurchase ......................  Shareholder Guide; How
                                                         the Fund Values its
                                                         Shares; General
                                                         Information
Item 9. Pending Legal Proceedings .....................  Not Applicable

PART B
Item 10. Cover Page ...................................  Cover Page
Item 11. Table of Contents ............................  Table of Contents
Item 12. General Information and History ..............  General Information
Item 13. Investment Objectives and Policies ...........  Investment Objective
                                                         and Policies;
                                                         Investment Restrictions
Item 14. Management of the Fund .......................  Directors and Officers;
                                                         Manager; Distributor
Item 15. Control Persons and Principal Holders of
         Securities ...................................  Not Applicable
Item 16. Investment Advisory and Other Services .......  Manager; Distributor;
                                                         Custodian, Transfer and
                                                         Dividend Disbursing
                                                         Agent and Independent
                                                         Accountants
Item 17. Brokerage Allocation and Other Practices .....  Portfolio Transactions
                                                         and Brokerage
Item 18. Capital Stock and Other Securities ...........  Not Applicable
Item 19. Purchase, Redemption and Pricing of Securities
         Being Offered ................................  Purchase and Redemption
                                                         of Fund Shares;
                                                         Shareholder Investment
                                                         Account
Item 20. Tax Status                                      Taxes
Item 21. Underwriters .................................. Distributor
Item 22. Calculation of Performance Data ............... Performance Information
Item 23. Financial Statements .......................... Financial Statements

PART C
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

     The Prospectuses, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 9 to Registrant's Registration Statement (File No. 33-33477) filed on October 30, 1995.

     The Statement of Additional Information, as supplemented, is incorporated herein by reference in its entirety from Post-Effective Amendment No. 9 to Registrant's Registration Statement (File No. 33-33477) filed on October 30, 1995, except that the financial statements contained in the Semi-Annual Report, dated October 30, 1995 of the Registrant are filed herewith and added hereto.

Portfolio of Investments as of
October 31, 1995 (Unaudited)                PRUDENTIAL MULTI-SECTOR FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares        Description                   Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--92.5%
COMMON STOCKS--91.4%
------------------------------------------------------------
Auto Sector--0.8%
 135,000      Ford Motor Co.                       $  3,881,250
------------------------------------------------------------
Basic Industry Sector--4.4%
  96,600      Advanta Corp.                           3,453,450
 140,000      Agrium Inc. (Canada)                    5,733,209
  75,000      National Steel Corp.(a)                   993,750
  60,900      Quad Systems Corp.(a)                     502,425
  65,500      The PMI Group Inc.                      3,144,000
  74,400      TJ International, Inc.                  1,288,050
  70,000      Trinity Industries, Inc.(a)             2,073,750
 126,400      Uniphase Corp.                          3,697,200
                                                   ------------
                                                     20,885,834
------------------------------------------------------------
Consumer Goods & Services Sector--5.1%
 119,100      Fruit of the Loom, Inc.                 2,069,363
  66,900      La Quinta Inns, Inc.                    1,722,675
  52,400      Nissen Co., Ltd. (Japan)                1,509,570
 100,000      Philip Morris Cos., Inc.                8,450,000
 275,000      RJR Nabisco Holdings Corp.              8,456,250
 135,000      Stone Container Corp.(a)                2,227,500
                                                   ------------
                                                     24,435,358
------------------------------------------------------------
Energy Sector--8.8%
 130,000      Baker Hughes Inc.                       2,551,250
 300,000      BJ Services Corp.(a)                    7,050,000
 125,000      Exxon Corp.                             9,546,875
 465,000(b)   Mesa, Inc.(a)                           1,976,250
 308,300      Noble Drilling Corp.(a)                 2,158,100
 139,500      Oryx Energy Co.                         1,604,250
 118,900      Repsol S.A. (ADR) (Spain)               3,522,412
 400,000      Rowan Cos., Inc.(a)                     2,650,000
  40,000      Royal Dutch Petroleum Co.(a)            4,915,000
 131,100      Smith International, Inc.(a)            2,097,600
 112,800      Talisman Energy, Inc.(a) (Canada)       2,041,343
 120,000      YPF Sociedad Anonima (ADR)
                (Argentina)                           2,055,000
                                                   ------------
                                                     42,168,080
------------------------------------------------------------
Financial Services Sector--25.2%
 121,400      Ahmanson (H.F.) & Co.                $  3,035,000
 200,000      American General Corp.                  6,575,000
  68,800      Banc One Corp.                          2,322,000
 152,697      Banco Wiese (ADR) (Peru)                1,011,618
  47,700      Chubb Corp.                             4,287,038
 170,500      Citicorp                               11,061,187
 170,000      Dean Witter Discover & Co.              8,457,500
  43,900      Equitable of Iowa Cos.                  1,536,500
 130,000      Federal Home Loan Mortgage Corp.        9,002,500
 152,500      Federal National Mortgage
                Association                          15,993,437
  82,000      Manufactured Home Communities, Inc.     1,353,000
 125,000      NationsBank Corp.                       8,218,750
 115,000      Nichiei Co. (Japan)                     7,131,348
 123,800      Republic New York Corp.                 7,257,775
 230,000      Salomon, Inc.                           8,308,750
 184,000      SunAmerica, Inc.                       11,454,000
 200,000      The Equitable Companies, Inc.           4,250,000
 180,000      Travelers Inc.                          9,090,000
                                                   ------------
                                                    120,345,403
------------------------------------------------------------
Health Care Sector--6.0%
 150,000      Columbia Healthcare Corp.               7,368,750
 107,000      Forest Laboratories, Inc.(a)            4,427,125
  55,000      Johnson & Johnson Co.                   4,482,500
 101,300      Physician Corp. of America(a)           1,557,488
     880      Roche Holdings Ltd.                     6,368,253
  80,000      St. Jude Medical, Inc.                  4,260,000
                                                   ------------
                                                     28,464,116
------------------------------------------------------------
Leisure--0.6%
 117,300      Carnival Cruise Lines, Inc.             2,727,225

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                             3

Portfolio of Investments as of
October 31, 1995 (Unaudited)               PRUDENTIAL MULTI-SECTOR FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares        Description                   Value (Note 1)
------------------------------------------------------------
Precious Metals Sector--1.7%
 280,000      Santa Fe Pacific Gold Corp.          $  2,765,000
 189,900      UCAR International Inc.(a)              5,412,150
                                                   ------------
                                                      8,177,150
------------------------------------------------------------
Retailing Sector--0.6%
 135,900      Caldor Corp.(a)                           662,512
  91,000      Dillard Department Stores, Inc.         2,468,375
                                                   ------------
                                                      3,130,887
------------------------------------------------------------
Technology Sector--37.4%
 223,400      Applied Materials, Inc.                11,197,925
 200,000      Autodesk, Inc.                          6,800,000
  89,600      Baan Company, N.V.(a)                   3,808,000
 190,000      Bay Networks, Inc.                     12,587,500
 120,000      Cisco Systems, Inc.                     9,300,000
 141,300      Compaq Computer Corp.(a)                7,877,475
  39,100      Computer Associates International,
                Inc.                                  2,150,500
  43,500      Comverse Technology, Inc.(a)              989,625
 228,000      EMC Corp.(a)                            3,534,000
 158,590      First Data Corp.                       10,486,764
 232,000      Integrated Device Technology,
                Inc.(a)                               4,408,000
 150,000      Intel Corp.                            10,481,250
 157,000      KLA Instruments Corp.(a)                6,711,750
 170,000      Loral Corp.                             5,036,250
  80,000      Micron Technology Inc.                  5,650,000
  90,000      Microsoft Corp.(a)                      9,000,000
 130,000      Motorola, Inc.                          8,531,250
 284,400      Network Express, Inc.(a)                2,595,150
 230,000      NEXTEL Communications Inc.(a)           3,191,250
 105,000      Nintendo Co., Ltd. (Japan)              7,710,937
 145,000      Seagate Technology Inc.(a)              6,488,750
 304,000      Silicon Graphics Inc.                  10,108,000
  49,200      Softkey International Inc.(a)           1,522,740
 106,100      Tencor Instruments(a)                   4,522,513
  80,000      Texas Instruments Inc.                  5,460,000
 139,100      Ultratech Stepper Inc.(a)               5,564,000
  73,700      Verifone, Inc.                          1,989,900
 278,000      VLSI Technology, Inc.(a)             $  6,533,000
 273,000      Western Digital Corp.                   4,231,500
                                                   ------------
                                                    178,468,029
------------------------------------------------------------
Transportation Sector--0.8%
 110,300      Methanex Corp.(a) (Canada)                740,821
  85,000      Varity Corp.(a)                         3,081,250
                                                   ------------
                                                      3,822,071
                                                   ------------
              Total common stocks
                (cost $377,731,850)                 436,505,403
                                                   ------------
CONVERTIBLE PREFERRED STOCKS--1.1%
------------------------------------------------------------
Financial Services Sector--1.1%
 136,450      Advanta Corporation
                (cost $3,875,750)                     5,150,988
                                                   ------------
              Total long-term investments
                (cost $381,607,600)                 441,656,391
                                                   ------------
Principal
 Amount
 (000)
--------
SHORT-TERM INVESTMENTS--6.0%
------------------------------------------------------------
U.S. Government Securities--1.2%
              U.S. Treasury Bills,
  $1,200(b)   5.43%, 11/16/95                         1,197,407
   1,500(b)   5.435%, 11/16/95                        1,496,759
     500(b)   5.22%, 12/14/95                           496,932
   2,525(b)   5.30%, 12/14/95                         2,509,504
                                                   ------------
              Total U. S. Government Securities
                (cost $5,699,786)                     5,700,602
                                                   ------------
------------------------------------------------------------
Repurchase Agreement--4.8%
  23,114      Joint Repurchase Agreement
                Account,
                5.89%, 11/1/95, (Note 5)
                (cost $23,114,000)                   23,114,000
                                                   ------------
              Total short-term investments
                (cost $28,813,786)                   28,814,602
                                                   ------------
              Total investments before short
                sales - 98.5%
                (cost $410,421,386; Note 4)         470,470,993
                                                   ------------

--------------------------------------------------------------------------------
4                            See Notes to Financial Statements.

PRUDENTIAL MULTI-SECTOR FUND, INC.
Portfolio of Investments as of October 31, 1995 (Unaudited)
------------------------------------------------------------

Shares        Description                   Value (Note 1)
------------------------------------------------------------
COMMON STOCKS SOLD SHORT(a)--(2.4)%
------------------------------------------------------------
Basic Industry Sector--(0.2%)
 100,000      Centocor Inc.                        $ (1,125,000)
------------------------------------------------------------
Consumer Goods & Service Sector--(0.8%)
  30,000      NIKE, Inc.                             (1,702,500)
  60,000      Reebok International, Ltd.             (2,040,000)
                                                   ------------
                                                     (3,742,500)
------------------------------------------------------------
Retailing Sector--(1.2)%
  60,000      AutoZone, Inc.(a)                      (1,485,000)
  50,000      Cracker Barrel Old Country Store,
                Inc.                                   (850,000)
  45,000      Petsmart Inc.                          (1,507,500)
  50,000      Starbucks Corp.                        (1,962,500)
                                                   ------------
                                                     (5,805,000)
------------------------------------------------------------
Technology Sector--(0.2%)
  30,000      Advanced Micro                           (716,250)
                                                   ------------
              Total common stocks sold short
                (proceeds $10,953,800)              (11,388,750)
                                                   ------------
------------------------------------------------------------
Total Investments, net of short sales--96.1%        459,082,243
              Other assets in excess of other
                liabilities--3.9%                    18,590,744
                                                   ------------
              Net Assets--100%                     $477,672,987
                                                   ------------
                                                   ------------

---------------
(a) Non-income producing security.
(b) Pledged as collateral on short sales.
ADR--American Depository Receipt.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                             5

Statement of Assets and Liabilities       PRUDENTIAL MULTI-SECTOR FUND, INC.
(Unaudited)
-------------------------------------------------------------------------------

Assets                                                                                                          October 31, 1995
                                                                                                                ----------------
Investments, at value (cost $410,421,386)...................................................................      $  470,470,993
Cash........................................................................................................               5,915
Deposits with broker for securities sold short..............................................................          10,953,800
Receivable for investments sold.............................................................................           9,391,395
Interest and dividends receivable...........................................................................             856,909
Forward currency contracts-amount receivable from counterparties............................................             721,480
Receivable for Fund shares sold.............................................................................             348,551
Deferred expenses and other assets..........................................................................              40,651
                                                                                                                  --------------
   Total assets.............................................................................................         492,789,694
                                                                                                                  --------------
Liabilities
Investments sold short, at value (proceeds $10,953,800).....................................................          11,388,750
Payable for investments purchased...........................................................................           2,461,847
Payable for Fund shares reacquired..........................................................................             617,644
Distribution fee payable....................................................................................             265,359
Management fee payable......................................................................................             255,887
Accrued expenses............................................................................................             127,220
                                                                                                                  --------------
   Total liabilities........................................................................................          15,116,707
                                                                                                                  --------------
Net Assets..................................................................................................      $  477,672,987
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $       33,834
   Paid-in capital in excess of par.........................................................................         386,275,854
                                                                                                                  --------------
                                                                                                                     386,309,688
   Distributions in excess of net investment income.........................................................              49,037
   Accumulated net realized capital and currency gains......................................................          30,978,681
   Net unrealized appreciation on investments and foreign currencies........................................          60,335,581
                                                                                                                  --------------
Net assets, October 31, 1995................................................................................      $  477,672,987
                                                                                                                  --------------
                                                                                                                  --------------
Class A:
   Net asset value and redemption price per share
      ($223,527,415 / 15,712,251 shares of common stock issued and outstanding).............................              $14.23
   Maximum sales charge (5% of offering price)..............................................................                 .75
                                                                                                                  --------------
   Maximum offering price to public.........................................................................              $14.98
                                                                                                                  --------------
                                                                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($248,646,121 / 17,729,210 shares of common stock issued and outstanding).............................              $14.02
                                                                                                                  --------------
                                                                                                                  --------------
Class C:
   Net asset value, offering price and redemption price per share
      ($5,499,451 / 392,137 shares of common stock issued and outstanding)..................................              $14.02
                                                                                                                  --------------
                                                                                                                  --------------

--------------------------------------------------------------------------------
6                       See Notes to Financial Statements.

PRUDENTIAL MULTI-SECTOR FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                    Six Months
                                                      Ended
Net Investment Income                            October 31, 1995
                                                 ----------------
Income
   Dividends (net of foreign withholding taxes
      of $63,410).............................     $  2,286,656
   Interest...................................        1,310,477
                                                 ----------------
      Total income............................        3,597,133
                                                 ----------------
Expenses
   Distribution fee--Class A..................          229,245
   Distribution fee--Class B..................        1,162,821
   Distribution fee--Class C..................           24,061
   Management fee.............................        1,326,851
   Transfer agent's fees and expenses.........          236,000
   Reports to shareholders....................          133,000
   Custodian's fees and expenses..............          129,000
   Registration fees..........................           21,500
   Directors' fees and expenses...............           19,700
   Legal fees and expenses....................           18,000
   Audit fee and expenses.....................           17,500
   Amortization of organization expense.......            7,000
   Miscellaneous..............................            2,454
                                                 ----------------
      Total expenses..........................        3,327,132
                                                 ----------------
Net investment income.........................          270,001
                                                 ----------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions
Net realized gain (loss) on:
   Security transactions......................       33,458,401
   Foreign currency transactions..............         (376,722)
   Short sale transactions....................         (169,051)
                                                 ----------------
                                                     32,912,628
                                                 ----------------
Net change in unrealized
   appreciation/depreciatiion on:
   Securities.................................       46,326,648
   Short sales................................       (1,196,664)
   Foreign currencies.........................        1,226,461
                                                 ----------------
                                                     46,356,445
                                                 ----------------
Net gain on investments and foreign currency
   transactions...............................       79,269,073
                                                 ----------------
Net Increase in Net Assets Resulting
from Operations...............................     $ 79,539,074
                                                 ----------------
                                                 ----------------


PRUDENTIAL MULTI-SECTOR FUND, INC.
Statement of Changes in Net Assets (Unaudited)

                                     Six Months        Year Ended
Increase                                Ended           April 30,
in Net Assets                      October 31, 1995        1995
                                   ----------------     ---------
Operations
   Net investment income.........    $    270,001      $    282,795
   Net realized gain on
      investments
      and foreign currency
      transactions...............      32,912,628        20,151,682
   Net change in unrealized
      appreciation of
      investments................      46,356,445         3,370,491
                                   ----------------    ------------
   Net increase in net assets
      resulting from
      operations.................      79,539,074        23,804,968
                                   ----------------    ------------
Net equalization credits.........         569,551            72,776
                                   ----------------    ------------
Dividends and distributions (Note 1)
   Dividends from net investment
      income
      Class A....................        (136,933)               --
      Class B....................        (130,186)               --
      Class C....................          (2,882)               --
                                   ----------------    ------------
                                         (270,001)               --
                                   ----------------    ------------
   Distributions in excess of net
      investment income
      Class A....................         (84,173)               --
      Class B....................         (80,027)               --
      Class C....................          (1,771)               --
                                   ----------------    ------------
                                         (165,971)               --
                                   ----------------    ------------
   Distributions from net capital
      and currency gains
      Class A....................      (3,814,077)       (5,260,734)
      Class B....................      (9,669,790)      (13,945,867)
      Class C....................        (214,070)          (48,280)
                                   ----------------    ------------
                                      (13,697,937)      (19,254,881)
                                   ----------------    ------------
Fund share transactions (net of
   conversion) (Note 6)
   Net proceeds from Fund shares
      subscribed (Note 7)........     211,272,030       131,985,932
   Net asset value of Fund shares
      issued in reinvestment of
      dividends and
      distributions..............      13,255,569        17,954,751
   Cost of shares reacquired.....     (77,925,453)      (70,803,068)
                                   ----------------    ------------
   Net increase in net assets
      from Fund share
      transactions...............     146,602,146        79,137,615
                                   ----------------    ------------
Total increase...................     212,576,862        83,760,478
Net Assets
Beginning of period..............     265,096,125       181,335,647
                                   ----------------    ------------
End of period....................    $477,672,987      $265,096,125
                                   ----------------    ------------
                                   ----------------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                             7

Notes to Financial Statements (Unaudited)    PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------------------------------------
Prudential Multi-Sector Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 21, 1990 and had no operations until May 11, 1990 when 4,398 shares each of Class A and Class B common stock were sold for $100,000 to Prudential Mutual Fund Management, Inc. ("PMF"). Investment operations commenced June 29, 1990. The Fund's investment objective is long-term growth of capital by primarily investing in equity securities of companies in various economic sectors.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: Investments, traded on a national securities exchange and NASDAQ national market equity securities are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) and listed securities for which no sales were reported on that date are valued at the mean between the last reported bid and asked prices. Options on stock and stock indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange. Futures contracts and options thereon are valued at their last sale prices as of the close of the commodities exchange or board of trade. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(i) market value of investment securities, other assets and liabilities--at the closing rates of exchange.
(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains on security transactions.
Net realized loss on foreign currency transactions of $376,722 represents net foreign exchange losses from sales and maturities of short-term securities, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current
--------------------------------------------------------------------------------
8

Notes to Financial Statements (Unaudited)    PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------------------------------------
exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income, other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Equalization: The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund's shares. Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. The Fund will distribute net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the A.I.C.P.A.'s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. During the six months ended October 31, 1995, the Fund reclassified $376,722 of foreign currency losses which were recognized for tax purposes in the current fiscal year by decreasing undistributed net investment income and increasing accumulated net realized capital and currency gains. Net investment income, net realized gains, and net assets were not affected by this change.
Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Deferred Organizational Expenses: Approximately $225,000 of expenses were incurred in connection with the organization and initial registration of the Fund. This amount has been amortized over a period of 60 months from the date investment operations commenced.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with PMF. Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"). PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PMF is computed daily and payable monthly, at an annual rate of .65 of 1% of the Fund's average daily net assets.
The Fund has distribution agreements with Prudential Mutual Fund Distributors, Inc. ("PMFD"), which acts as the distributor of the Class A shares of the
Fund, and with Prudential Securities Incorporated ("PSI"), which acts as distributor of the Class B and Class C shares of the Fund (collectively the "Distributors"). The Fund compensates the Distributors for distributing and servicing the Fund's Class A, Class B and Class C
--------------------------------------------------------------------------------
                                                                               9

Notes to Financial Statements (Unaudited)    PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------------------------------------
shares, pursuant to plans of distribution, (the ``Class A, B and C Plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates the Distributors for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1% of the average daily net assets of Class A shares and 1% of the average daily net assets of both the Class B and C shares for the six months ended October 31, 1995.
PMFD has advised the Fund that it has received approximately $97,500 in front-end sales charges resulting from sales of Class A shares during the six months ended October 31, 1995. From these fees, PMFD paid such sales charges to dealers (PSI and Prusec) which in turn paid commissions to salespersons and incurred other distribution costs.
PSI has advised the Fund that for the six months ended October 31, 1995, it received approximately $284,000 and $1,000 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. ("PMFS"), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the six months ended October 31, 1995, the Fund incurred fees of approximately $330,000 for the services of PMFS. As of October 31, 1995, approximately $27,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.
For the six months ended October 31, 1995, PSI earned approximately $35,000 in brokerage commissions from portfolio transactions executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended October 31, 1995 aggregated $352,567,549 and $221,604,195, respectively.
The federal income tax basis of the Fund's investments at October 31, 1995 was $410,705,868 and, accordingly, net unrealized appreciation for federal income tax purposes was $59,765,125 (gross unrealized appreciation--$79,042,157, gross unrealized depreciation--$19,277,032).
At October 31, 1995, the Fund had outstanding forward currency contracts to sell foreign currency as follows:

                        Value at
 Foreign Currency   Settlement Date     Current     Appreciation/
  Sale Contracts       Receivable        Value     (Depreciation)
------------------- ----------------  -----------  ---------------
Japanese Yen,
  expiring 2/02/96    $ 14,975,290    $14,862,775     $ 112,515
Swiss Francs,
  expiring 12/29/95      6,129,597      6,179,739       (50,142)
                    ----------------  -----------  ---------------
                      $ 21,104,887    $21,042,514     $  62,373
                    ----------------  -----------  ---------------
                    ----------------  -----------  ---------------

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of October 31, 1995, the Fund had a 2.48% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $23,114,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:
Bear, Stearns & Co., 5.875%, in the principal amount of $273,000,000, repurchase price $273,044,552, due 11/1/95. The value of the collateral including accrued interest is $278,800,077.
CS First Boston Corp., 5.90%, in the principal amount of $273,000,000, repurchase price $273,044,742, due 11/1/95. The value of the collateral including accrued interest is $278,529,780.
Goldman, Sachs & Co., 5.88%, in the principal amount of $273,000,000, repurchase price $273,044,590, due 11/1/95. The value of the collateral including accrued interest is $278,460,050.
Smith Barney & Co., 5.93%, in the principal amount of $114,753,000, repurchase price $114,771,902, due 11/1/95. The value of the collateral including accrued interest is $117,048,982.
--------------------------------------------------------------------------------
10

Notes to Financial Statements (Unaudited)    PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase.
The Fund has authorized 2 billion shares of common stock, $.001 par value per share, equally divided into three classes, designated Class A, B and Class C common stock.
Transactions in shares of common stock were as follows:


Class A                               Shares           Amount
-------------------------------  ----------------   ------------
Six months ended October 31,
  1995:
Shares sold....................      3,140,621      $130,755,173
Shares issued in connection
  with acquisition of
  Prudential Strategist Fund
  (Note 7).....................     10,275,056       26,467,368
Shares issued in reinvestment
  of dividends and
  distributions................        286,100        3,850,915
Shares reacquired..............     (3,862,896)     (54,285,539)
                                 ----------------   ------------
Net increase in shares
  outstanding before
  conversion...................      9,838,881      106,787,917
Shares issued upon conversion
  from Class B and C...........        220,235        2,994,039
                                 ----------------   ------------
Net increase in shares
  outstanding..................     10,059,116      $109,781,956
                                 ----------------   ------------
                                 ----------------   ------------
Year ended April 30, 1995:
Shares sold....................      3,485,186      $45,817,949
Shares issued in reinvestment
  of distributions.............        389,581        5,024,771
Shares reacquired..............     (2,985,480)     (39,186,110 )
                                 ----------------   ------------
Net increase in shares
  outstanding before
  conversion...................        889,287       11,656,610
Shares issued upon conversion
  from Class B.................        733,225        9,121,406
                                 ----------------   ------------
Net increase in shares
  outstanding..................      1,622,512      $20,778,016
                                 ----------------   ------------
                                 ----------------   ------------
Class B                               Shares           Amount
                                 ----------------   ------------
Six months ended October 31,
  1995:
Shares sold....................      1,974,235      $36,381,080
Shares issued in connection
  with acquisition of
  Prudential Strategist Fund
  (Note 7).....................      3,011,418       15,860,707
Shares issued in reinvestment
  of dividends and
  distributions................        687,660        9,194,015
Shares reacquired..............     (1,685,140)     (23,380,929)
                                 ----------------   ------------
Net increase in shares
  outstanding before
  conversion...................      3,988,173       38,054,873
Shares reacquired upon
  conversion
  from Class A.................       (210,850)      (2,901,259)
                                 ----------------   ------------
Net increase in shares
  outstanding..................      3,777,323      $35,153,614
                                 ----------------   ------------
                                 ----------------   ------------
Year ended April 30, 1995:
Shares sold....................      6,351,539      $82,308,938
Shares issued in reinvestment
  of distributions.............      1,004,374       12,882,502
Shares reacquired..............     (2,410,850)     (31,149,102)
                                 ----------------   ------------
Net increase in shares
  outstanding before
  conversion...................      4,945,063       64,042,338
Shares reacquired upon
  conversion from Class A......       (725,642)      (9,121,406)
                                 ----------------   ------------
Net increase in shares
  outstanding..................      4,219,421      $54,920,932
                                 ----------------   ------------
                                 ----------------   ------------
Class C
-------------------------------
Six months ended October 31,
  1995:
Shares sold....................        126,691      $ 1,795,364
Shares issued in connection
  with acquisition of
  Prudential Strategist Fund
  (Note 7).....................          5,166           12,338
Shares issued in reinvestment
  of dividends and
  distributions................         15,766          210,639
Shares reacquired..............        (18,633)        (258,985)
                                 ----------------   ------------
Net increase in shares
  outstanding
  before conversion............        128,990        1,759,356
Shares reacquired upon
  conversion from Class A......         (6,709)         (92,780)
                                 ----------------   ------------
Net increase in shares
  outstanding..................        122,281      $ 1,666,576
                                 ----------------   ------------
                                 ----------------   ------------
August 1, 1994* through
  April 30, 1995:
Shares sold....................        303,058      $ 3,859,045
Shares issued in reinvestment
  of distributions.............          3,797           47,478
Shares reacquired..............        (36,999)        (467,856)
                                 ----------------   ------------
Net increase in shares
  outstanding..................        269,856      $ 3,438,667
                                 ----------------   ------------
                                 ----------------   ------------

---------------
* Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
                                                                              11

Notes to Financial Statements (Unaudited)    PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------------------------------------
Note 7. Acquisition of Prudential Strategist Fund
On June 23, 1995, the Fund acquired all the net assets of Prudential Strategist Fund, Inc. ("Strategist") pursuant to a plan of reorganization approved by Strategist shareholders on June 9, 1995. The acquisition was accomplished by a tax-free exchange of 8,589,796 Class A shares, 2,528,242 Class B shares, and 4,337 Class C shares of the Fund (valued at $181,061,433 in the aggregate) for the Class A, B and C shares of Strategist outstanding on June 23, 1995. Strategist's net assets at that date ($181,061,433), including $42,340,413 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund and Strategist immediately before the acquisition were $283,310,931 and $181,061,433, respectively.
------------------------------------------------------------
Note 8. Distributions
On November 20, 1995, the Board of Directors of the Fund announced distributions from foreign currency gains of $.01 per share, from net short-term capital gains of $.565 per share and from net long-term capital gains of $.352 per share for Class A, B and C shares, respectively. These distributions are payable on November 29, 1995 to shareholders of record on November 24, 1995.
--------------------------------------------------------------------------------
12

Financial Highlights (Unaudited)             PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------------------------------------

                                                                                Class A
                                               -------------------------------------------------------------------------
                                                                                                               June 29,
                                               Six Months                                                       1990(c)
                                                  Ended                   Years Ended April 30,                 Through
                                               October 31,     -------------------------------------------     April 30,
                                                  1995         1995(b)      1994        1993        1992         1991
                                               -----------     -------     -------     -------     -------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $   13.45      $ 13.21     $ 13.19     $ 12.51     $ 12.10      $ 11.37
                                               -----------     -------     -------     -------     -------     ---------
Income from investment operations:
Net investment income......................           .04          .09         .18         .30         .23          .40
Net realized and unrealized gain on
   investments and foreign currency
   transactions............................          1.47         1.44        1.64        1.47         .50          .59
                                               -----------     -------     -------     -------     -------     ---------
   Total from investment operations........          1.51         1.53        1.82        1.77         .73          .99
                                               -----------     -------     -------     -------     -------     ---------
Less distributions:
Dividends from net investment income.......          (.02)          --        (.21)       (.30)       (.30)        (.26)
Distributions in excess of net investment
   income..................................          (.02)          --          --          --          --           --
Distributions from net capital and currency
   gains...................................          (.69)       (1.29)      (1.59)       (.79)       (.02)          --
                                               -----------     -------     -------     -------     -------     ---------
   Total distributions.....................          (.73)       (1.29)      (1.80)      (1.09)       (.32)        (.26)
                                               -----------     -------     -------     -------     -------     ---------
Net asset value, end of period.............     $   14.23      $ 13.45     $ 13.21     $ 13.19     $ 12.51      $ 12.10
                                               -----------     -------     -------     -------     -------     ---------
                                               -----------     -------     -------     -------     -------     ---------
TOTAL RETURN(d)............................         11.43%       12.15%      14.16%      15.14%       6.16%       17.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $ 223,528      $76,035     $53,237     $43,390     $52,625      $59,085
Average net assets (000)...................     $ 182,399      $59,316     $49,840     $46,890     $57,403      $55,545
Ratios to average net assets:
   Expenses, including distribution fees...          1.16%(a)     1.44%       1.30%       1.28%       1.29%        1.35%(a)
   Expenses, excluding distribution fees...           .91%(a)     1.19%       1.08%       1.08%       1.09%        1.15%(a)
   Net investment income (loss)............           .47%(a)      .68%       1.15%       2.44%       1.83%        4.28%(a)
Portfolio turnover.........................            57%         122%        110%        209%        147%         253%

---------------
(a) Annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Commencement of offering of Class A shares.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                            13

Financial Highlights (Unaudited)             PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------------------------------------

                                                                                  Class B
                                               -----------------------------------------------------------------------------
                                                                                                                   June 29,
                                               Six Months                                                          1990(c)
                                                  Ended                    Years Ended April 30,                   Through
                                               October 31,     ----------------------------------------------     April 30,
                                                  1995         1995(b)        1994        1993         1992          1991
                                               -----------     --------     --------     -------     --------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $   13.29      $  13.16     $  13.15     $ 12.47     $  12.06      $  11.37
                                               -----------     --------     --------     -------     --------     ----------
Income from investment operations:
Net investment income (loss)...............            --          (.01)         .07         .19          .13           .32
Net realized and unrealized gain on
   investments and foreign currency
   transactions............................          1.44          1.43         1.63        1.47          .51           .59
                                               -----------     --------     --------     -------     --------     ----------
   Total from investment operations........          1.44          1.42         1.70        1.66          .64           .91
                                               -----------     --------     --------     -------     --------     ----------
Less distributions:
Dividends from net investment income.......          (.01)           --         (.10)       (.19)        (.21)         (.22)
Distributions in excess of net investment
   income..................................          (.01)           --           --          --         (.01)           --
Distributions from net capital and currency
   gains...................................          (.69)        (1.29)       (1.59)       (.79)        (.02)           --
                                               -----------     --------     --------     -------     --------     ----------
   Total distributions.....................          (.71)        (1.29)       (1.69)       (.98)        (.23)         (.22)
                                               -----------     --------     --------     -------     --------     ----------
Net asset value, end of period.............     $   14.02      $  13.29     $  13.16     $ 13.15     $  12.47      $  12.06
                                               -----------     --------     --------     -------     --------     ----------
                                               -----------     --------     --------     -------     --------     ----------
TOTAL RETURN(e)............................         11.06%        11.31%       13.22%      14.13%        5.39%        16.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $ 248,646      $185,474     $128,098     $92,921     $108,276      $ 99,537
Average net assets (000)...................     $ 231,301      $153,209     $108,981     $99,072     $108,510      $ 82,890
Ratios to average net assets:
   Expenses, including distribution fees...          1.91%(a)      2.19%        2.08%       2.08%        2.09%         2.15%*
   Expenses, excluding distribution fees...           .91%(a)      1.19%        1.08%       1.08%        1.09%         1.15%*
   Net investment income (loss)............         (.13)%(a)      (.07)%        .35%       1.64%        1.03%         3.39%*
Portfolio turnover.........................            57%          122%         110%        209%         147%          253%
                                                      Class C
                                             --------------------------
                                                             August 1,
                                             Six Months       1994(d)
                                                Ended         Through
                                             October 31,     April 30,
                                                1995          1995(b)
                                                -----          -----

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $ 13.29         $13.74
                                                 -----          -----

Income from investment operations:
Net investment income (loss)...............         --             --
Net realized and unrealized gain on
   investments and foreign currency
   transactions............................       1.44            .84
                                                 -----          -----

   Total from investment operations........       1.44            .84
                                                 -----          -----
Less distributions:
Dividends from net investment income.......       (.01)            --
Distributions in excess of net investment
   income..................................       (.01)            --
Distributions from net capital and currency
   gains...................................       (.69)         (1.29)
                                                 -----          -----
    Total distributions.....................       (.71)         (1.29)
                                                 -----          -----

Net asset value, end of period.............    $ 14.02         $13.29
                                                 -----          -----
                                                 -----          -----
TOTAL RETURN(e)............................      11.06%          6.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $ 5,499         $3,587
Average net assets (000)...................    $ 4,786         $1,653
Ratios to average net assets:
   Expenses, including distribution fees...       1.91%(a)       2.37%(a)
   Expenses, excluding distribution fees...        .91%(a)       1.37%(a)
   Net investment income (loss)............      (.13)%(a)        .03%(a)
Portfolio turnover.........................         57%           122%

---------------
(a) Annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Commencement of investment operations.
(d) Commencement of offering of Class C shares.
(e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
--------------------------------------------------------------------------------
14                           See Notes to Financial Statements.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.
     (A) FINANCIAL STATEMENTS:

        (1) Financial statements included in the Prospectus constituting Part A of this Registration Statement:
            Financial Highlights.

        (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:
            Portfolio of Investments at April 30, 1995 and October 30, 1995 (unaudited).
            Statement of Assets and Liabilities at April 30, 1995 and October 30, 1995 (unaudited).
            Statement of Operations for the year ended April 30, 1995 and the six months ended October 30, 1995 (unaudited).
            Statement of Changes in Net Assets for the years ended April 30, 1995 and April 30, 1994 and the six months ended October 30, 1995 (unaudited).
            Notes to Financial Statements.
            Financial Highlights for the five years ended October 31, 1995 and the six months ended October 30, 1995 (unaudited).
            Independent Auditors' Report.

     (B) EXHIBITS:

         1. Articles of Restatement. Incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No. 33-33477).

         2. By-Laws of the Registrant. Incorporated by reference to Exhibit No. 2 to the Registration Statement on Form N-1A filed on February 23, 1990 (File No. 33-33477).

         4. (a) Specimen certificate for Class A shares of common stock, $.001 par value, of the Registrant. Incorporated by reference to Exhibit No. 4(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).
            (b) Specimen certificate for Class B shares of common stock, $.001 par value, of the Registrant. Incorporated by reference to Exhibit No. 4(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).
            (c) Instruments defining rights of shareholders. Incorporated by reference to Exhibits 1 and 2.

         5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).
            (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

         6. (a) Distribution Agreement for Class A shares. Incorporated by reference to Exhibit No. 6(a) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No. 33-33477).

            (b) Distribution Agreement for Class B shares. Incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No. 33-33477).

            (c) Distribution Agreement for Class C shares. Incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No. 33-33477).

            (d) Form of Distribution Agreement for Class Z shares. Incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed via EDGAR on October 30, 1995 (File No. 33-33477).

         8. Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

         9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

        10. (a) Opinion of Counsel. Incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on May 21, 1990 (File No. 33-33477).

            (b) Opinion of Counsel. Incorporated by reference to Exhibit No. 10(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on June 30, 1993 (File No. 33-33477).

        11. Consent of Independent Accountants.*

        13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on May 21, 1990 (File No. 33-33477).

        15. (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No. 33-33477).

            (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No. 33-33477).

            (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No. 33-33477).

        16. (a) Schedule of Computation of Performance Quotations (Class A Shares). Incorporated by reference to Exhibit No. 16(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

            (b) Schedule of Computation of Performance Quotations (Class B Shares). Incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

        18. Rule 18f-3 Plan. Incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed via EDGAR on October 30, 1995 (File No. 33-33477).

        27. Financial Data Schedules.*

Other Exhibits
  Powers of Attorney for
    Edward D. Beach
    Donald D. Lennox
    Douglas H. McCorkindale
    Thomas T. Mooney
    Louis A. Weil, III

Executed copies filed under Other Exhibits to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-33477) filed on May 21, 1990.
-----------
*Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

     As of November 3, 1995 there were 36,189, 29,661 and 477 record holders of Class A, Class B and Class C shares, respectively, of common stock, $.001 par value per share, of the Registrant.

ITEM 27. INDEMNIFICATION.

     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VII of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits 6(a), 6(b), 6(c), 6(d) and 6(e) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     (i) Prudential Mutual Fund Management, Inc. (PMF)

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

     The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.

NAME AND ADDRESS        POSITION WITH PMF        PRINCIPAL OCCUPATIONS
----------------        -----------------        ---------------------
Brendan D. Boyle        Executive Vice           Executive Vice President,
                        President, Director        Director of Marketing and
                        of Marketing and           Director, PMF; Senior Vice
                        Director                   President, Prudential
                                                   Securities Incorporated
                                                   (Prudential Securities);
                                                   Chairman and Director of
                                                   Prudential Mutual Fund
                                                   Distributors, Inc. (PMFD)

Stephen P. Fisher       Senior Vice President    Senior Vice President, PMF;
                                                   Senior Vice President,
                                                   Prudential Securities; Vice
                                                   President, PMFD

NAME AND ADDRESS        POSITION WITH PMF        PRINCIPAL OCCUPATIONS
----------------        -----------------        ---------------------
Frank W. Giordano       Executive Vice           Executive Vice President,
                        President, General         General Counsel, Secretary
                        Counsel, Secretary and     and Director, PMF and PMFD;
                        Director                   Senior Vice President,
                                                   Prudential Securities;
                                                   Director, Prudential Mutual
                                                   Fund Services, Inc. (PMFS)

Robert F. Gunia         Executive Vice           Executive Vice President, Chief
                        President, Chief           Financial and Administrative
                        Financial and              Officer, Treasurer and
                        Administrative Officer,    Director, PMF; Senior Vice
                        Treasurer and Director     President, Prudential
                                                   Securities; Executive Vice
                                                   President, Chief Financial
                                                   Officer, Treasurer and
                                                   Director, PMFD; Director,
                                                   PMFS

Theresa Hamacher        Director                 Director, PMF; Vice President,
751 Broad St.                                      The Prudential Insurance
Newark, NJ 07102                                   Company of America
                                                   (Prudential); Vice President,
                                                   The Prudential Investment
                                                   Corporation (PIC)

Timothy J. O'Brien      Director                 President, Chief Executive
Raritan Plaza One,                                 Officer, Chief Operating
Edison, NJ 08837                                   Officer and Director, PMFD;
                                                   Chief Executive Officer and
                                                   Director, PMFS; Director, PMF


Richard A. Redeker      President, Chief         President, Chief Executive
                        Executive Officer and      Officer and Director, PMF;
                        Director                   Executive Vice President,
                                                   Director and Member of
                                                   Operating Committee,
                                                   Prudential Securities;
                                                   Director, Prudential
                                                   Securities Group, Inc. (PSG);
                                                   Executive Vice President,
                                                   PIC; Director, PMFD;
                                                   Director, PMFS

S. Jane Rose            Senior Vice President,   Senior Vice President, Senior
                        Senior Counsel and         Counsel and Assistant
                        Assistant Secretary        Secretary, PMF; Senior Vice
                                                   President and Senior Counsel,
                                                   Prudential Securities

     (ii) The Prudential Investment Corporation (PIC)

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

NAME AND ADDRESS         POSITION WITH PMF        PRINCIPAL OCCUPATIONS
----------------         -----------------        ---------------------
William M. Bethke        Senior Vice President    Senior Vice President,
Two Gateway Center                                 Prudential; Senior Vice
Newark, NJ 07102                                   President, PIC

John D. Brookmeyer, Jr.  Senior Vice President   Senior Vice President,
51 JFK Parkway             and Director            Prudential; Senior Vice
Short Hills, NJ 07078                              President and Director, PIC

Barry M. Gillman         Director                Director, PIC

Theresa A. Hamacher      Vice President          Vice President, Prudential;
                                                   Vice President, PIC;
                                                   Director, PMF

NAME AND ADDRESS          POSITION WITH PMF        PRINCIPAL OCCUPATIONS
----------------          -----------------        ---------------------

Harry E. Knapp, Jr.       President, Chairman of   President, Chairman of the
                          the Board, Chief           Board, Chief Executive
                          Executive Officer,         Officer and Director, PIC;
                          and Director               Vice President, Prudential

William P. Link           Senior Vice President    Executive Vice President,
Four Gateway Center                                  Prudential; Senior Vice
Newark, NJ 07102                                     President, PIC

Richard A. Redeker        Executive Vice           President, Chief Executive
One Seaport Plaza         President                  Officer and Director, PMF;
New York, NY 10292                                   Executive Vice President,
                                                     Director and Member of
                                                     Operating Committee,
                                                     Prudential Securities;
                                                     Director, PSG; Executive
                                                     Vice President, PIC;
                                                     Director,PMFD; Director,
                                                     PMFS

Eric A. Simonson          Vice President and       Vice President and Director,
                          Director                   PIC; Executive Vice
                                                     President, Prudential

Claude J. Zinngrabe, Jr.  Executive Vice          Executive Vice President, PIC;
                           President                Vice President, Prudential

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a)(i) Prudential Securities

     Prudential Securities is distributor for Prudential Government Securities Trust (Short-Intermediate Term Series), Prudential Jennison Fund, Inc. and The Target Portfolio Trust, and for Class B and Class C shares of The BlackRock Government Income Trust, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc. Prudential Securities is also a depositor for the following unit investment trusts:

                   The Corporate Investment Trust Fund
                   Prudential Equity Trust Shares
                   National Equity Trust
                   Prudential Unit Trusts
                   Government Securities Equity Trust
                   National Municipal Trust

     (ii) Prudential Mutual Fund Distributors, Inc.

     Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache MoneyMart Assets Inc. (d/b/a Prudential MoneyMart Assets), Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential Tax-Free Money Fund, Inc. and for Class A shares of The BlackRock Government Income Trust, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity

Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund,
Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Florida Series, Hawaii Income Series, Maryland Series, Massachusetts Series, Michigan Series, New Jersey Series, North Carolina Series, Ohio Series and Pennsylvania Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc.

     (b)(i) Information concerning directors and officers of Prudential Securities Incorporated is set forth below.

                         Positions and                             Positions and
                         Offices with                              Offices with
Name(1)                  Underwriter                               Registrant
-------                  -------------                             -------------
Robert Golden .......... Executive Vice President and Director     None
One New York Plaza
New York, NY

Alan D. Hogan .......... Executive Vice President, Chief
                           Administrative Officer and Director     None

George A. Murray ....... Executive Vice President and Director     None

Leland B. Paton ........ Executive Vice President and Director     None
One New York Plaza
New York, NY

Martin Pfinsgraff ...... Executive Vice President, Chief
                           Financial Officer and Director          None

Vincent T. Pica, II .... Executive Vice President and Director     None
One New York Plaza
New York, NY

Richard A. Redeker ..... Director                                  President
                                                                   and Director

Hardwick Simmons ....... Chief Executive Officer, President
                           and Director                            None

Lee B. Spencer, Jr. .... Executive Vice President, General
                           Counsel, Secretary and Director         None

     (b)(ii) Information concerning the officers and directors of Prudential Mutual Fund Distributors, Inc. is set forth below.

NAME(1)
-------
Joanne Accurso-Soto .... Vice President                            None

Dennis N. Annarumma .... Vice President, Assistant Treasurer
                           and Assistant Comptroller               None

Phyllis J. Berman ...... Vice President                            None

Brendan D. Boyle ....... Chairman and Director                     None

Stephen P. Fisher ...... Vice President                            None

Frank W. Giordano ...... Executive Vice President, General
                           Counsel, Secretary and Director         None

Robert F. Gunia ........ Executive Vice President, Chief
                           Financial Officer, Treasurer
                           and Director                            Vice
                                                                   President

Timothy J. O'Brien ..... President, Chief Executive Officer,
Raritan Plaza One          Chief Operating Officer and Director    None
Edison, NJ

                                 POSITIONS AND            POSITIONS AND
                                 OFFICES WITH             OFFICES WITH
NAME(1)                          UNDERWRITER               REGISTRANT
-------                          -------------            -------------
Richard A. Redeker .........       Director                President
                                                           and Director


Andrew J. Varley ...........    Vice President               None
Raritan Plaza One
Edison, NJ
--------------


(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey, the Registrant, One Seaport Plaza, New York, New York, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Three Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS


     The Registrant undertakes to furnish to each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of December, 1995.



                                        PRUDENTIAL MULTI-SECTOR FUND, INC.


                                        By: /s/ RICHARD A. REDEKER
                                        -------------------------------------
                                         (RICHARD A. REDEKER, PRESIDENT)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       SIGNATURE                            TITLE                                      DATE
       ---------                            -----                                      ----


  /s/ SUSAN C. COTE                    Treasurer and Principal Financial             December 20, 1995
-----------------------------            and Accounting Officer
      SUSAN C. COTE


 /s/ EDWARD D. BEACH                   Director                                      December 20, 1995
-----------------------------
     EDWARD D. BEACH


 /s/ DONALD D. LENNOX                  Director                                      December 20, 1995
-----------------------------
     DONALD D. LENNOX


 /s/ DOUGLAS H. MCCORKINDALE           Director                                       December 20, 1995
-----------------------------
   DOUGLAS H. MCCORKINDALE


/s/ THOMAS T. MOONEY                   Director                                       December 20, 1995
-----------------------------
    THOMAS T. MOONEY


 /s/ RICHARD A. REDEKER                President and Director                         December 20, 1995
-----------------------------
    RICHARD A. REDEKER


 /s/ LOUIS A. WEIL, III                Director                                       December 20, 1995
-----------------------------
     LOUIS A. WEIL, III


                            EXHIBIT INDEX
                            -------------

EXHIBITS                      DESCRIPTION                                           PAGE NO.
--------                      -----------                                           --------
1.   Articles of Restatement. Incorporated by reference to Exhibit No. 1 to
     Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A
     filed via EDGAR on June 29, 1995 (File No. 33-33477).

2. By-Laws of the Registrant. Incorporated by reference to Exhibit No. 2 to the Registration Statement on Form N-1A filed on February 23, 1990 (File
     No. 33-33477).

4. (a) Specimen certificate for Class A shares of common stock, $.001 par value, of the Registrant. Incorporated by reference to Exhibit No. 4(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

     (b) Specimen certificate for Class B shares of common stock, $.001 par value, of the Registrant. Incorporated by reference to Exhibit No. 4(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

     (c) Instruments defining rights of shareholders. Incorporated by reference to Exhibits 1 and 2.

5.   (a) Management Agreement between the Registrant and Prudential Mutual Fund
     Management, Inc. Incorporated by reference to Exhibit No. 5(a) to
     Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

     (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc.
     and The Prudential Investment Corporation. Incorporated by reference to
     Exhibit No. 5(b) to Post-Effective Amendment No. 1 to the Registration
     Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).

6.   (a) Distribution Agreement for Class A shares. Incorporated by reference to
     Exhibit No. 6(a) to Post-Effective Amendment No. 8 to the Registration
     Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No. 33-33477).

(b)  Distribution Agreement for Class B shares. Incorporated by reference to
     Exhibit No. 6(b) to Post-Effective Amendment No. 8 to the Registration
     Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No.
     33-33477).

(c)  Distribution Agreement for Class C shares. Incorporated by reference to
     Exhibit No. 6(c) to Post-Effective Amendment No. 8 to the Registration
     Statement on Form N-1A filed via EDGAR on June 29, 1995 (File No.
     33-33477).


(d) Form of Distribution Agreement for Class Z shares. Incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 9 to the
     Registration Statement on Form N-1A filed via EDGAR on October 30, 1995
     (File No. 33-33477).


8.   Custodian Contract between the Registrant and State Street Bank and Trust
     Company. Incorporated by reference to Exhibit No. 8 to Post-Effective
     Amendment No. 1 to the Registration Statement on Form N-1A filed on
     November 30, 1990 (File No. 33-33477).

9.   Transfer Agency and Service Agreement between the Registrant and Prudential
     Mutual Fund Services, Inc. Incorporated by reference to Exhibit No. 9 to
     Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-33477).


10.  (a) Opinion of Counsel. Incorporated by reference to Exhibit No. 10 to
     Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on May 21, 1990 (File No. 33-33477).

     (b) Opinion of Counsel. Incorporated by reference to Exhibit No. 10(b) to
     Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on June 30, 1993 (File No. 33-33477).

11.  Consent of Independent Accountants.*

13.  Purchase Agreement. Incorporated by reference to Exhibit No. 13 to
     Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on May 21, 1990 (File No. 33-33477).

----------------
*Filed herewith.


                            ------------------------

EXHIBITS                      DESCRIPTION                                           PAGE NO.
--------                      -----------                                           --------
15.  (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 8 to the
     Registration Statement on Form N-1A filed via EDGAR on June 29, 1995 (File
     No. 33-33477).

     (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 8 to the
     Registration Statement on Form N-1A filed via EDGAR on June 29, 1995
     (File No. 33-33477).

     (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 8 to the
     Registration Statement on Form N-1A filed via EDGAR on June 29, 1995
     (File No. 33-33477).

16.  (a) Schedule of Computation of Performance Quotations (Class A Shares).
     Incorporated by reference to Exhibit No. 16(a) to Post-Effective Amendment
     No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990
     (File No. 33-33477).

(b)  Schedule of Computation of Performance Quotations (Class B Shares).
     Incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment
     No. 1 to the Registration Statement on Form N-1A filed on November 30, 1990
     (File No. 33-33477).

18.  Rule 18f-3 Plan. Incorporated by reference to Exhibit No. 18 to
     Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed via EDGAR on October 30, 1995 (File No. 33-33477).

27.  Financial Data Schedules.*

Other Exhibits
 Powers of Attorney for

  Edward D. Beach
  Donald D. Lennox
  Douglas H. McCorkindale
  Thomas T. Mooney
  Louis A. Weil, III

Executed copies filed under Other Exhibits to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-33477) filed on May 21,
1990.

----------------
* Filed herewith.

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